UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Summit Asset Management, LLC
Address:  5100 Wheelis Drive, Suite 107
          Memphis, TN 38117

Form 13F File Number:  028-14078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lance Wayne Hollingsworth
Title:    Senior Vice President, Trading and Operations
Phone:    901-729-8100

Signature, Place, and Date of Signing:

   /s/ Lance Wayne Hollingsworth        Memphis, TN             February 2, 2012
   -----------------------------        -----------             ----------------
             [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           73
                                         -----------

Form 13F Information Table Value Total:  $    83,640
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------- --------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER               CLASS        CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------- --------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ------
ABBOTT LABS                     COM             002824100         223       3,961 SH       SOLE                    896         3,065
ALLIANCEBERNSTEIN HOLDING LP    UNIT LTD PARTN  01881G106         176      13,450 SH       SOLE                  5,450         8,000
AMERICA MOVIL SAB DE CV         SPON ADR L SHS  02364W105         240      10,600 SH       SOLE                 10,600             0
APPLE INC.                      COM             037833100         447       1,103 SH       SOLE                  1,038            65
AT&T INC                        COM             00206R102         958      31,694 SH       SOLE                 27,319         4,375
AUTOZONE INC.                   COM             053332102         574       1,765 SH       SOLE                  1,515           250
BERKSHIRE HATHAWAY INC DEL      CL A            084670108         459         400 SH       SOLE                    400             0
BERKSHIRE HATHAWAY INC DEL      CL B NEW        084670702       1,966      25,769 SH       SOLE                 22,069         3,700
BRISTOL MYERS SQUIBB CO         COM             110122108         342       9,694 SH       SOLE                  7,881         1,813
SCHWAB CHARLES CORP NEW         COM             808513105         156      13,842 SH       SOLE                  7,242         6,600
CHEVRON CORP NEW                COM             166764100         537       5,049 SH       SOLE                  4,283           766
COCA COLA CO                    COM             191216100         842      12,036 SH       SOLE                  7,571         4,465
CONOCOPHILLIPS                  COM             20825C104         405       5,558 SH       SOLE                  1,988         3,570
CREDIT SUISSE ASSET MGMT INC    COM             224916106          60      16,500 SH       SOLE                      0        16,500
DIRECTV                         COM CL A        25490A101         252       5,897 SH       SOLE                  5,897             0
SPDR DOW JONES INDL AVRG ETF    UT SER 1        78467X109       7,399      60,720 SH       SOLE                 56,079         4,641
ENTERPRISE PRODS PARTNERS L     COM             293792107         585      12,606 SH       SOLE                  3,991         8,615
EXXON MOBIL CORP                COM             30231G102       2,087      24,618 SH       SOLE                 17,272         7,346
FEDEX CORP                      COM             31428X106         512       6,132 SH       SOLE                  5,057         1,075
FIRST HORIZON NATL CORP         COM             320517105         857     107,111 SH       SOLE                 93,775        13,336
GTX INC DEL                     COM             40052B108          49      14,461 SH       SOLE                 14,461             0
GENERAL ELECTRIC CO             COM             369604103         671      37,451 SH       SOLE                 36,491           960
GENESIS ENERGY L P              UNIT LTD PARTN  371927104         558      19,900 SH       SOLE                 16,800         3,100
CLAYMORE EXCHANGE TRD FD TR     GUGG BULL 2013  18383M449         661      26,196 SH       SOLE                 23,228         2,968
CLAYMORE EXCHANGE TRD FD TR     GUGG BULL 2014  18383M431         373      14,739 SH       SOLE                 11,374         3,365
CLAYMORE EXCHANGE TRD FD TR     GUGG BULL 2015  18383M423         303      12,044 SH       SOLE                 11,446           598
ISHARES TR                      S&P 500 VALUE   464287408         303       5,237 SH       SOLE                  5,237
ISHARES TR                      S&P MC 400 GRW  464287606         299       3,024 SH       SOLE                  3,024
ISHARES TR                      S&P SMLCAP 600  464287804         278       4,064 SH       SOLE                  4,064
ISHARES TR                      S&P SMLCP VALU  464287879         297       4,253 SH       SOLE                  4,253
INTERNATIONAL BUSINESS MACHS    COM             459200101       1,378       7,492 SH       SOLE                  7,492
IDEXX LABS INC                  COM             45168D104         385       5,000 SH       SOLE                  5,000
ISHARES TR                      LRGE GRW INDX   464287119         298       4,517 SH       SOLE                  4,517
ISHARES TR                      LARGE VAL INDX  464288109         265       4,500 SH       SOLE                  4,500
ISHARES TR                      MID CORE INDEX  464288208         949      11,150 SH       SOLE                  9,845         1,305
ISHARES TR                      MID GRWTH INDX  464288307       7,908      84,729 SH       SOLE                 77,267         7,462
ISHARES TR                      MID VAL INDEX   464288406         201       2,787 SH       SOLE                  1,951           836
ISHARES TR                      SMLL CORE INDX  464288505         233       2,786 SH       SOLE                  2,786
ISHARES TR                      SMLL GRWTH INDX 464288604         267       3,209 SH       SOLE                  3,209
ISHARES TR                      MSCI EAFE INDEX 464287465         381       7,684 SH       SOLE                  7,154           530
ISHARES TR                      S&P 500 INDEX   464287200       1,144       9,084 SH       SOLE                  8,859           225
JOHNSON & JOHNSON               COM             478160104         783      11,943 SH       SOLE                  9,128         2,815
KRAFT FOODS INC                 CL A            50075N104         348       9,308 SH       SOLE                  6,608         2,700
MCDONALDS CORP                  COM             580135101         241       2,400 SH       SOLE                  1,200         1,200
MICROSOFT CORP                  COM             594918104         227       8,733 SH       SOLE                  8,233           500
MID-AMER APT CMNTYS INC         COM             59522J103         700      11,186 SH       SOLE                  8,386         2,800
POWERSHARES QQQ TRUST           UNIT SER 1      73935A104         406       7,279 SH       SOLE                  6,186         1,093
NUSTAR ENERGY LP                UNIT COM        67058H102         255       4,500 SH       SOLE                  1,500         3,000
NUVEEN REAL ESTATE INCOME FD    COM             67071B108         139      13,300 SH       SOLE                      0        13,300
PPG INDS INC                    COM             693506107         395       4,728 SH       SOLE                  4,728
PEPSICO INC                     COM             713448108         204       3,068 SH       SOLE                  3,008            60
PFIZER INC                      COM             717081103         483      22,297 SH       SOLE                 12,147        10,150
PHILIP MORRIS INTL INC          COM             718172109         395       5,039 SH       SOLE                  5,039
PIMCO ETF TR                    ENHAN SHRT MAT  72201R833      16,201     161,765 SH       SOLE                146,072        15,693
PLAINS ALL AMERN PIPELINE L     UNIT LTD PARTN  726503105         215       2,930 SH       SOLE                  1,630         1,300
PLUM CREEK TIMBER CO INC        COM             729251108         207       5,650 SH       SOLE                  2,150         3,500
PROCTER & GAMBLE CO             COM             742718109       2,064      30,941 SH       SOLE                 27,641         3,300
PUBLIC STORAGE                  COM             74460D109         231       1,720 SH       SOLE                  1,720
ROYAL BK CDA MONTREAL QUE       COM             780087102         318       6,246 SH       SOLE                  6,246
RYDEX ETF TRUST                 TOP 50 ETF      78355W205         350       3,833 SH       SOLE                  1,917         1,916
SCHWAB STRATEGIC TR             US LRG CAP ETF  808524201         398      13,345 SH       SOLE                 13,345
SCHWAB STRATEGIC TR             US SML CAP ETF  808524607         294       8,949 SH       SOLE                  8,949
SCHWAB STRATEGIC TR             US DIVIDEND EQ  808524797      11,370     434,284 SH       SOLE                394,453        39,831
SCHWAB STRATEGIC TR             US LCAP GR ETF  808524300       7,662     258,592 SH       SOLE                235,638        22,954
SPDR SERIES TRUST               S&P DIVID ETF   78464A763         434       8,060 SH       SOLE                  6,885         1,175
SUNTRUST BKS INC                COM             867914103         185      10,438 SH       SOLE                  6,938         3,500
VANGUARD BD INDEX FD INC        SHORT TRM BOND  921937827         255       3,155 SH       SOLE                  3,155
VANGUARD WORLD FDS              CONSUM STP ETF  92204A207         261       3,200 SH       SOLE                  3,200
VANGUARD SCOTTSDALE FDS         SHRT-TERM CORP  92206C409         911      11,700 SH       SOLE                  6,360         5,340
VERIZON COMMUNICATIONS INC      COM             92343V104         363       9,058 SH       SOLE                  6,233         2,825
WAL MART STORES INC             COM             931142103         563       9,415 SH       SOLE                  5,715         3,700
WALGREEN CO                     COM             931422109         252       7,619 SH       SOLE                  6,360         1,259
WELLS FARGO & CO NEW            COM             949746101         257       9,329 SH       SOLE                  5,329         4,000